Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue
Costs and expenses
Administrative	293,893	413,151	949,945	1,077,450	1,426,230	527,259
Research and Development	200,899	98,896	565,564	222,193	431,557	250,780
Stock-based compensation	55,051	55,051	252,867	165,153	220,206	27,776
Total Operating Expenses	549,843	567,098	1,768,376	1,464,796	2,077,993	805,815
(Loss) from operations					(2,077,993)	(805,815)
Interest expense	1,180		1,180
Net Loss	$ (551,023)	$ (567,098)	$ (1,769,556)	$ (1,464,796)	$ (2,077,993)	$ (805,815)
Net Loss per share - basic and diluted	$ (0.01)	$ (0.01)	$ (0.04)	$ (0.04)	$ (0.05)	$ (0.02)
Weighted average number of common shares outstanding during the period- basic and diluted	41,825,154	39,996,806	41,303,545	39,507,084	39,696,697	35,471,382